Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	$ 3,084
2019
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	1,020
2020
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	916
2021
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	645
2022
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	461
2023
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	28
Thereafter
Disclosure of finance lease and operating lease by lessor [abstract]
Future minimum rentals under long-term non-cancellable operating leases	$ 14